Net finance (costs)/income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Finance income
Interest income	¥ 66,344	¥ 40,433	¥ 25,608
Finance income	66,344	40,433	25,608
Finance costs
Interest on loans and borrowings	(405)	(1,545)	(5,221)
Interest on lease liabilities	(32,991)	(26,817)	(26,117)
Finance costs	(33,396)	(28,362)	(31,338)
Net finance (costs)/income	¥ 32,948	¥ 12,071	¥ (5,730)